Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor fees
Audit fees	€ 487	€ 515	€ 181
Audit-related fees	24	57	261
Total	€ 511	€ 572	€ 442